Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2021
Equity [abstract]
Share activity

	Thousands of Shares For the Year Ended March 31
	2020	2021
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,565,006	1,576,374
Exercise of stock options	18	14
Issuance of shares	11,350	—
As of the end of the year	1,576,374	1,576,388

Dividends declared and paid

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2018, to March 31, 2019
Q1 2018	¥71,507	¥90.00	March 31, 2018	June 29, 2018
Q3 2018	71,509	90.00	September 30, 2018	December 3, 2018
April 1, 2019, to March 31, 2020
Q1 2019	140,836	90.00	March 31, 2019	June 28, 2019
Q3 2019	141,857	90.00	September 30, 2019	December 2, 2019
April 1, 2020, to March 31, 2021
Q1 2020	141,858	90.00	March 31, 2020	June 25, 2020
Q3 2020	141,860	90.00	September 30, 2020	December 1, 2020
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2021, to March 31, 2022
Q1 2021	¥141,859	¥90.00	March 31, 2021	June 30, 2021